Other Long-term Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31, 2022	December 31, 2021
Payroll and related expenses	$336,211	$319,418
Provision for vacation pay (1)	80,529	103,258
Provision for income tax, net of advances	30,210	94,799
Other income tax liabilities	32,048	10,858
Value added tax (“VAT”) payable	19,212	25,812
Provision for royalties	62,152	42,194
Provision for warranty and cost	95,708	201,282
Derivative instruments	107,581	16,270
Contingent purchase obligations	3,126	3,537
Provision for losses on long-term contracts	64,062	75,925
Provision for vendors on accrued expenses	95,058	84,406
IMI acquisition payment (2)	—	54,272
Other (3)	245,460	282,290
	$1,171,357	$1,314,321

(1)Long-term provision for vacation pay - see Note 20.
(2)See Note 1D(6).
(3)Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or asserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.
OTHER LONG-TERM LIABILITIES
The following table presents the components of other long-term liabilities as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Provision for vacation pay	$42,188	$39,185
Contingent purchase obligation	49,282	30,798
Accrued expenses on evacuation	20,482	28,347
Provision for losses on long-term contracts	3,090	6,858
Derivative financial instruments	54,480	24,545
Accounts payables	41,272	—
Compensated absences	13,056	4,094
Other	24,046	21,783
	$247,896	$155,610